Annual Operating Expenses - FidelityAdvisorEquityGrowthFund-AMCIZPRO - FidelityAdvisorEquityGrowthFund-AMCIZPRO - Fidelity Advisor Equity Growth Fund	Jan. 28, 2023
Fidelity Advisor Equity Growth Fund - Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual operating expenses	0.97%
Fidelity Advisor Equity Growth Fund - Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.22%
Total annual operating expenses	1.75%
Fidelity Advisor Equity Growth Fund - Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.18%
Total annual operating expenses	1.21%
Fidelity Advisor Equity Growth Fund - Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.72%
Fidelity Advisor Equity Growth Fund - Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.60%